Company financial information - Maturity analysis of borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Maturity analysis of borrowings including related party borrowings
Borrowings		$ 8,308		$ 8,590
Not later than one year
Maturity analysis of borrowings including related party borrowings
Borrowings		2		8
Between one and two years
Maturity analysis of borrowings including related party borrowings
Borrowings		1		8
Between two and five years
Maturity analysis of borrowings including related party borrowings
Borrowings		1,154		3,512
Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings		$ 7,151		$ 5,062
Ardagh Group S.A.
Maturity analysis of borrowings including related party borrowings
Borrowings | €	€ 0		€ 673
Ardagh Group S.A. | Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings | €			€ 673